INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6 – INTANGIBLE ASSETS, NET
The following table shows the components of intangible assets, net (in thousands):

	Useful Lives (in Years)	June 30, 2023	December 31, 2022
Trade Name	10-13	$1,280	$1,280
Technology	13	270	270

Total intangible assets		1,550	1,550
Less: accumulated amortization		(1,311)	(1,287)

Intangible assets, net		$239	$263

Total amortization expense for the three months ended June 30, 2023 and 2022 was approximately $12 thousand and $12 thousand, respectively. Total amortization expense for the six months ended June 30, 2023 and 2022 was approximately $24 thousand and less than $0.1 million, respectively.

NOTE 5 — INTANGIBLE ASSETS, NET
The following table shows the components of intangible assets, net (in thousands):

	Useful Lives (in Years)	December 31, 2022	December 31, 2021
Trade Name	10 – 13	$1,280	$1,280
Technology	13	270	270

Total intangible assets		1,550	1,550
Less: accumulated amortization		(1,287)	(1,148)

Intangible assets, net		$263	$402

Total amortization expense for the year ended December 31, 2022 and 2021 was approximately $0.1 million and $1.1 million, respectively.